UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          11 February, 2005

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       33
                                           ---------------------
Form 13F Information Table Value Total:                9,137,407
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 12/31/04

                                      TITLE                    VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER               OF CLASS       CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED  NONE
----------------------------         --------       -----     --------   -------  --- ---- -------  --------    ----    ------  ----
AMAZON.COM INC                      COMMON STOCK   023135106    287432   6489763   SH       SOLE               6489763
AMERICAN EXPRESS COMPANY            COMMON STOCK   025816109    656874  11652905   SH       SOLE              11652905
AMGEN CORP                          COMMON STOCK   031162100    629280   9809514   SH       SOLE               9809514
ANHEUSER BUSCH COMPANIES INC        COMMON STOCK   035229103       980     19310   SH       SOLE                 19310
APPLE COMPUTER INC                  COMMON STOCK   037833100    475174   7378474   SH       SOLE               7378474
AUTOMATIC DATA PROCESSING INC       COMMON STOCK   053015103    112093   2527457   SH       SOLE               2527457
COCA-COLA CO                        COMMON STOCK   191216100      7012    168390   SH       SOLE                168390
COSTCO WHOLESALE CORP-NEW           COMMON STOCK   22160K105      1041     21500   SH       SOLE                 21500
DELL INC                            COMMON STOCK   24702R101    631174  14978017   SH       SOLE              14978017
ELECTRONIC ARTS                     COMMON STOCK   285512109    513041   8317790   SH       SOLE               8317790
GENERAL ELECTRIC CO                 COMMON STOCK   369604103    345380   9462476   SH       SOLE               9462476
HOME DEPOT INC                      COMMON STOCK   437076102    339291   7938492   SH       SOLE               7938492
INTERNATIONAL BUSINESS              COMMON STOCK   459200101    416835   4228397   SH       SOLE               4228397
JOHNSON & JOHNSON                   COMMON STOCK   478160104     12142    191461   SH       SOLE                191461
KELLOGG CO                          COMMON STOCK   487836108    478095  10705217   SH       SOLE              10705217
MARRIOTT INTERNATIONAL INC NEW      COMMON STOCK   571903202    415061   6590356   SH       SOLE               6590356
MEDTRONIC INC                       COMMON STOCK   585055106     69397   1397156   SH       SOLE               1397156
MICROSOFT CORP                      COMMON STOCK   594918104    425979  15948279   SH       SOLE              15948279
NORTHERN TRUST CORP                 COMMON STOCK   665859104     17416    358502   SH       SOLE                358502
PROCTER & GAMBLE CO                 COMMON STOCK   742718109    251272   4561943   SH       SOLE               4561943
QUALCOMM INC                        COMMON STOCK   747525103    585469  13808233   SH       SOLE              13808233
CHARLES SCHWAB CORP NEW             COMMON STOCK   808513105    385322  32217577   SH       SOLE              32217577
STARBUCKS CORP                      COMMON STOCK   855244109     15628    250604   SH       SOLE                250604
STATE STREET CORP                   COMMON STOCK   857477103    203989   4152877   SH       SOLE               4152877
STRYKER CORP                        COMMON STOCK   863667101     11517    238690   SH       SOLE                238690
SYSCO CORP                          COMMON STOCK   871829107    313526   8213939   SH       SOLE               8213939
TARGET CORP                         COMMON STOCK   87612E106    766665  14763437   SH       SOLE              14763437
TIFFANY & CO NEW                    COMMON STOCK   886547108     48250   1509215   SH       SOLE               1509215
VIACOM INC-CL B FORMLY NON VTG      COMMON STOCK   925524308     13696    376360   SH       SOLE                376360
WAL-MART STORES INC                 COMMON STOCK   931142103      5926    112196   SH       SOLE                112196
WALGREEN CO                         COMMON STOCK   931422109    231000   6020328   SH       SOLE               6020328
WHOLE FOODS MARKET INC              COMMON STOCK   966837106    289060   3031568   SH       SOLE               3031568
WM WRIGLEY JR CO                    COMMON STOCK   982526105    182391   2636092   SH       SOLE               2636092

                                                               9137407                      No. of Other Managers    0

